CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 614,918	$ 752,213
Available for sale investments	1,712	1,712
Accounts receivable, net of allowance for credit losses	1,357,268	1,342,770
Unbilled revenue	709,477	623,121
Other receivables	63,838	56,760
Prepayments and other current assets	130,977	114,323
Income taxes receivable	52,132	50,299
Total current assets	2,930,322	2,941,198
Non-current Assets:
Property, plant and equipment, net	313,110	336,444
Goodwill	8,970,283	9,037,931
Intangible assets	4,508,453	4,710,843
Operating right-of-use assets	160,417	198,123
Other receivables	53,236	70,557
Income taxes receivable	18,838	18,637
Deferred tax asset	54,051	48,392
Equity method investments	731	2,373
Investments in equity- long term	26,891	22,592
Total Assets	17,036,332	17,387,090
Current Liabilities:
Accounts payable	77,648	90,764
Unearned revenue	1,191,778	1,323,961
Other liabilities	1,118,975	949,629
Income taxes payable	38,223	59,433
Current bank credit lines and loan facilities	55,150	55,150
Total current liabilities	2,481,774	2,478,937
Non-current Liabilities:
Non-current bank credit lines and loan facilities	4,990,500	5,381,162
Lease liabilities	147,300	159,483
Non-current other liabilities	38,223	42,596
Non-current income taxes payable	216,942	172,109
Deferred tax liability	1,015,580	1,085,976
Commitments and contingencies	0	0
Total Liabilities	8,890,319	9,320,263
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 81,526,607 shares issued and outstanding at June 30, 2022 and 81,554,683 shares issued and outstanding at December 31, 2021	6,637	6,640
Additional paid-in capital	6,787,365	6,733,910
Other undenominated capital	1,162	1,134
Accumulated other comprehensive loss	(192,935)	(90,937)
Retained earnings	1,543,784	1,416,080
Total Shareholders' Equity	8,146,013	8,066,827
Total Liabilities and Shareholders' Equity	$ 17,036,332	$ 17,387,090
Common Stock, Shares, Issued	81,526,607	81,554,683
Ordinary shares, shares outstanding (in shares)	81,526,607	81,554,683